Schedule of Investments PIMCO PCM Fund, Inc.	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 10.8%
Advanced Drainage Systems, Inc. TBD% due 09/19/2026	$5	$5
Clear Channel Outdoor Holdings, Inc. TBD% due 08/21/2026	100	100
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~	663	647
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~	6	6
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,994	1,632
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~	220	222
Forbes Energy Services LLC (5.000% Cash and 11.000% PIK) 16.000% (LIBOR03M + 5.000%) due 04/13/2021 ~(d)	525	521
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~	98	98
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~	898	905
IRB Holding Corp. 5.550% (LIBOR03M + 3.250%) due 02/05/2025 ~	168	168
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~	595	381
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~	20	19
Nascar Holdings, Inc. TBD% due 07/27/2026	14	14
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~	10	10
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~	2,130	1,643
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~	1,353	1,034
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)	106	104
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~	17	16
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~	138	137
11.268% (LIBOR03M + 9.000%) due 04/28/2022 ~	800	788
Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~	100	98
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~	1,019	961
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~	21	20
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,447	2,383
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~	9	8
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~	228	230
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)	581	441
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~	5	5
Total Loan Participations and Assignments (Cost $13,868)		12,596
CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 6.6%
Athene Holding Ltd. 4.125% due 01/12/2028	5	5
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	7	7
5.000% due 04/20/2048	12	13
Cantor Fitzgerald LP 7.875% due 10/15/2019 (l)	740	741
CBL & Associates LP
4.600% due 10/15/2024	190	126
5.950% due 12/15/2026 (l)	1,521	1,076
ESH Hospitality, Inc. 4.625% due 10/01/2027	24	24

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Ford Motor Credit Co. LLC 5.443% (US0003M + 3.140%) due 01/07/2022 ~(l)	280	288
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (l)	85	88
6.750% due 03/15/2022 (l)	104	109
Hunt Cos., Inc. 6.250% due 02/15/2026	6	6
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	14	14
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (l)	1,200	1,186
Nationstar Mortgage LLC 6.500% due 07/01/2021 (l)	146	147
Navient Corp.
5.625% due 01/25/2025	51	47
6.500% due 06/15/2022	116	124
Newmark Group, Inc. 6.125% due 11/15/2023	20	22
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022	7	7
Piper Jaffray Cos.
4.740% due 10/15/2021 «(c)(j)	200	201
5.200% due 10/15/2023 «(c)(j)	900	903
Sabra Health Care LP 4.800% due 06/01/2024	32	34
Springleaf Finance Corp.
5.625% due 03/15/2023 (l)	200	214
6.125% due 03/15/2024	24	26
6.625% due 01/15/2028	71	77
6.875% due 03/15/2025	25	28
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (g)	635	176
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (l)	1,980	2,036
		7,725
INDUSTRIALS 13.5%
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027	5	5
Associated Materials LLC 9.000% due 01/01/2024 (l)	1,996	1,762
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027	14	14
Beazer Homes USA, Inc. 7.250% due 10/15/2029	2	2
Cheniere Energy Partners LP 4.500% due 10/01/2029	10	10
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (l)	822	905
Community Health Systems, Inc.
6.250% due 03/31/2023 (l)	2,256	2,250
8.000% due 03/15/2026 (l)	78	78
8.625% due 01/15/2024 (l)	236	244
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (d)	7	7
CVS Pass-Through Trust 5.880% due 01/10/2028	1,067	1,187
DAE Funding LLC
4.000% due 08/01/2020	2	2
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	22	23
5.250% due 11/15/2021 (l)	102	106
5.750% due 11/15/2023 (l)	100	105
Diamond Resorts International, Inc.
7.750% due 09/01/2023	20	21
10.750% due 09/01/2024 (l)	500	518
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (l)	330	336
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (d)	5	5
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (l)	400	440
Envision Healthcare Corp. 8.750% due 10/15/2026 (l)	382	235
Exela Intermediate LLC 10.000% due 07/15/2023	23	13
Fresh Market, Inc. 9.750% due 05/01/2023 (l)	350	205
Full House Resorts, Inc.
8.575% due 01/31/2024	100	98
9.738% due 02/02/2024	8	8
General Electric Co.
5.000% due 01/21/2021 •(i)	53	50
5.875% due 01/14/2038	4	5
6.150% due 08/07/2037	2	3

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

6.875% due 01/10/2039	10	13
Global Payments, Inc.
3.200% due 08/15/2029	9	9
4.150% due 08/15/2049	5	5
Go Daddy Operating Co. LLC 5.250% due 12/01/2027	5	5
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030	8	9
iHeartCommunications, Inc.
6.375% due 05/01/2026 (l)	242	262
8.375% due 05/01/2027 (l)	453	492
Installed Building Products, Inc. 5.750% due 02/01/2028	10	10
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (l)	200	177
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (c)	4	4
Micron Technology, Inc. 5.327% due 02/06/2029	30	33
NCR Corp.
5.750% due 09/01/2027	5	5
6.125% due 09/01/2029	3	3
Netflix, Inc. 5.375% due 11/15/2029	14	15
Nexstar Escrow, Inc. 5.625% due 07/15/2027	74	78
Noble Holding International Ltd. 7.875% due 02/01/2026	5	4
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022 (l)	60	59
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	23	21
Performance Food Group, Inc. 5.500% due 10/15/2027	4	4
PetSmart, Inc. 5.875% due 06/01/2025	19	19
Prime Security Services Borrower LLC 5.750% due 04/15/2026	10	10
Qorvo, Inc. 4.375% due 10/15/2029	4	4
Radiate Holdco LLC 6.875% due 02/15/2023	8	8
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049^	2,081	2,159
Staples, Inc. 7.500% due 04/15/2026	15	16
Tenet Healthcare Corp.
4.625% due 09/01/2024	15	15
4.875% due 01/01/2026	5	5
Topaz Solar Farms LLC
4.875% due 09/30/2039	336	351
5.750% due 09/30/2039 (l)	2,099	2,358
Transocean Pontus Ltd. 6.125% due 08/01/2025	25	25
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	12	12
Triumph Group, Inc.
4.875% due 04/01/2021	18	18
5.250% due 06/01/2022	4	4
6.250% due 09/15/2024	11	12
UAL Pass-Through Trust 6.636% due 01/02/2024	421	446
Univision Communications, Inc.
5.125% due 05/15/2023 (l)	107	107
5.125% due 02/15/2025 (l)	138	135
ViaSat, Inc.
5.625% due 09/15/2025	18	18
5.625% due 04/15/2027	10	11
VOC Escrow Ltd. 5.000% due 02/15/2028	5	5
Wyndham Destinations, Inc.
3.900% due 03/01/2023	14	14
5.750% due 04/01/2027 (l)	178	193
		15,800
UTILITIES 4.7%
Edison International
2.400% due 09/15/2022	14	14
2.950% due 03/15/2023	1	1
5.750% due 06/15/2027	9	10
Frontier Communications Corp. 8.000% due 04/01/2027	24	25
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)(l)	131	130
2.950% due 03/01/2026 ^(e)(l)	211	209

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

3.250% due 09/15/2021 ^(e)(l)	146	146
3.250% due 06/15/2023 ^(e)(l)	68	68
3.300% due 03/15/2027 ^(e)(l)	132	131
3.400% due 08/15/2024 ^(e)(l)	85	86
3.500% due 10/01/2020 ^(e)(l)	388	391
3.500% due 06/15/2025 ^(e)(l)	151	151
3.750% due 02/15/2024 ^(e)(l)	86	87
3.750% due 08/15/2042 ^(e)	2	2
3.850% due 11/15/2023 ^(e)(l)	14	14
4.000% due 12/01/2046 ^(e)	2	2
4.250% due 05/15/2021 ^(e)	373	376
4.300% due 03/15/2045 ^(e)	24	24
4.500% due 12/15/2041 ^(e)	26	26
4.600% due 06/15/2043 ^(e)	9	9
4.650% due 08/01/2028 ^(e)(l)	227	242
4.750% due 02/15/2044 ^(e)(l)	157	167
5.125% due 11/15/2043 ^(e)(l)	244	266
5.400% due 01/15/2040 ^(e)	4	5
5.800% due 03/01/2037 ^(e)(l)	644	729
6.050% due 03/01/2034 ^(e)(l)	323	368
6.250% due 03/01/2039 ^(e)(l)	129	150
6.350% due 02/15/2038 ^(e)(l)	57	67
Southern California Edison Co.
3.650% due 03/01/2028	2	2
5.750% due 04/01/2035	2	3
6.650% due 04/01/2029	13	16
Sprint Corp.
7.625% due 02/15/2025 (l)	394	434
7.625% due 03/01/2026 (l)	954	1,055
Talen Energy Supply LLC 6.625% due 01/15/2028	4	4
Transocean Poseidon Ltd. 6.875% due 02/01/2027	20	21
		5,431
Total Corporate Bonds & Notes (Cost $28,354)		28,956
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	28	47
Total Convertible Bonds & Notes (Cost $51)		47
MUNICIPAL BONDS & NOTES 0.7%
WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	785	813
Total Municipal Bonds & Notes (Cost $741)		813
U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
5.568% due 07/25/2029 •	170	179
7.768% due 07/25/2029 •	230	272
Freddie Mac
0.000% due 02/25/2046 - 11/25/2050 (b)(g)(l)	2,391	1,771
0.100% due 05/25/2020 - 11/25/2050 (a)	41,405	96
0.662% due 01/25/2021 ~(a)	2,495	15
0.793% due 10/25/2020 ~(a)	8,041	38
2.079% due 11/25/2045 ~(a)	1,027	144
3.615% due 06/25/2041 ~(a)	10,500	599
4.256% due 04/25/2025 ~	1,300	1,251
7.168% due 10/25/2029 •	250	289
9.568% due 12/25/2027 •	447	540
Total U.S. Government Agencies (Cost $4,645)		5,194
NON-AGENCY MORTGAGE-BACKED SECURITIES 41.3%
Adjustable Rate Mortgage Trust 4.322% due 01/25/2036 ^~	144	138
Banc of America Alternative Loan Trust 6.022% due 04/25/2037 ^~	160	163
Banc of America Funding Trust
3.752% due 12/20/2034 ~	289	246
4.465% due 03/20/2036 ~	85	82
5.806% due 03/25/2037 ^~	85	87
7.000% due 10/25/2037 ^	529	436
Banc of America Mortgage Trust
4.666% due 06/25/2035 ~	98	96
5.154% due 06/20/2031 ~	368	384

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Bancorp Commercial Mortgage Trust 5.778% due 08/15/2032 •(l)	2,300	2,329
BCAP LLC Trust 2.372% due 07/26/2036 ~	87	75
Bear Stearns ALT-A Trust
2.188% due 04/25/2037 •	662	531
3.753% due 05/25/2036 ~	39	32
3.786% due 05/25/2036 ^~	214	205
3.825% due 11/25/2036 ^~	678	567
3.879% due 07/25/2035 ^~	142	126
3.945% due 08/25/2036 ^~	344	344
3.962% due 08/25/2036 ^~	263	178
4.324% due 01/25/2047 ~	38	30
4.383% due 09/25/2034 ~	95	96
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(l)	863	895
5.919% due 04/12/2038 ~	40	41
BRAD Resecuritization Trust
2.190% due 03/12/2021 «	1,697	43
6.550% due 03/12/2021 «	317	317
CBA Commercial Small Balance Commercial Mortgage 5.540% due 01/25/2039 ^þ	275	229
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	12	8
CD Mortgage Trust 5.688% due 10/15/2048 (l)	1,312	679
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	233	181
Citigroup Commercial Mortgage Trust 5.776% due 12/10/2049 ~	675	442
Citigroup Mortgage Loan Trust
4.296% due 11/25/2035 ~	1,780	1,410
4.329% due 11/25/2036 ^~	87	86
5.203% due 08/25/2035 ^~	57	46
6.250% due 11/25/2037 ~	867	631
Citigroup Mortgage Loan Trust, Inc. 3.942% due 10/25/2035 ~	484	369
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.096% due 09/25/2035 ^~	133	116
CitiMortgage Alternative Loan Trust 5.500% due 04/25/2022 ^	15	15
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~	1,700	1,737
Commercial Mortgage Loan Trust 6.236% due 12/10/2049 ~	794	521
Commercial Mortgage Trust 6.304% due 07/10/2046 ~(l)	690	705
Countrywide Alternative Loan Trust
2.298% due 02/25/2037 •	217	202
2.308% due 02/25/2036 ^•	671	573
2.568% due 10/25/2037 •	4,447	1,423
3.446% due 12/25/2035 •	1,179	1,094
5.500% due 03/25/2035	525	383
6.000% due 11/25/2035 ^	175	58
6.000% due 04/25/2036 ^(l)	2,909	2,322
Countrywide Home Loan Mortgage Pass-Through Trust
2.658% due 03/25/2035 •	146	134
3.711% due 02/20/2036 ^•	8	7
3.816% due 09/20/2036 ^~	108	96
3.864% due 09/25/2047 ^~	370	355
3.888% due 03/25/2046 ^•(l)	669	460
6.000% due 05/25/2037 ^	273	210
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	53	59
Credit Suisse Mortgage Capital Certificates 2.766% (LIBOR01M) due 11/30/2037 ~	2,900	2,637
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 þ	227	172
6.000% due 07/25/2036	1,146	935
6.500% due 05/25/2036 ^	171	100
First Horizon Alternative Mortgage Securities Trust 4.182% due 08/25/2035 ^~	20	4
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~	312	262
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~	900	890
GS Mortgage Securities Trust
1.471% due 08/10/2043 ~(a)	13,173	95
2.355% due 05/10/2045 ~(a)	3,695	123
5.622% due 11/10/2039	581	513
GSR Mortgage Loan Trust 4.120% due 03/25/2047 ^~(l)	1,043	934
HarborView Mortgage Loan Trust 2.557% due 01/19/2036 •	634	508
IndyMac Mortgage Loan Trust
2.818% due 11/25/2034 •	103	100

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

3.590% due 05/25/2036 ~	141	103
4.390% due 06/25/2037 ~	253	234
JPMorgan Alternative Loan Trust 6.500% due 03/25/2036 ^(l)	1,108	936
JPMorgan Chase Commercial Mortgage Securities Corp. 1.952% due 03/12/2039 ~(a)	177	0
JPMorgan Chase Commercial Mortgage Securities Trust
0.606% due 02/15/2046 ~(a)	56,907	366
5.411% due 05/15/2047	1,546	1,829
5.927% due 01/12/2043 ~	43	43
JPMorgan Mortgage Trust 4.660% due 07/25/2035 ~	53	55
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~(l)	401	403
5.407% due 11/15/2038 ^(l)	308	220
5.562% due 02/15/2040 ^~	125	76
5.981% due 02/15/2040 ~	118	118
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	94	93
5.726% due 04/25/2036 ^~	147	130
6.000% due 05/25/2037 ^	297	301
MASTR Adjustable Rate Mortgages Trust 4.210% due 11/25/2035 ^~(l)	368	291
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	357	336
Merrill Lynch Mortgage Investors Trust
2.438% due 07/25/2030 •	57	56
2.678% due 11/25/2029 •	84	83
4.654% due 11/25/2035 •	111	114
Morgan Stanley Capital Trust
0.501% due 11/12/2049 ~(a)	5,452	11
5.399% due 12/15/2043 (l)	256	195
Morgan Stanley Mortgage Loan Trust
4.350% due 01/25/2035 ^~	229	189
6.000% due 08/25/2037 ^	227	175
Morgan Stanley Resecuritization Trust 4.606% due 03/26/2037 ~	4,717	4,555
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	179	174
Motel 6 Trust 8.954% due 08/15/2024 •	1,344	1,369
Regal Trust 2.644% due 09/29/2031 •	17	17
Residential Accredit Loans, Inc. Trust
4.914% due 01/25/2036 ^~	318	291
6.000% due 08/25/2035 ^	240	243
6.000% due 06/25/2036 ^	137	128
6.500% due 09/25/2037 ^	227	223
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	211	122
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	208	206
Structured Adjustable Rate Mortgage Loan Trust
4.032% due 04/25/2036 ^~	294	248
4.246% due 01/25/2036 ^~	286	215
4.448% due 09/25/2036 ^~	114	106
Structured Asset Mortgage Investments Trust 2.228% due 08/25/2036 ^•	748	709
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	139	102
Wachovia Bank Commercial Mortgage Trust
0.894% due 10/15/2041 ~(a)	718	0
5.720% due 10/15/2048 ~(l)	1,827	1,794
WaMu Mortgage Pass-Through Certificates Trust
2.508% due 06/25/2044 •	411	412
2.655% due 11/25/2046 •	432	435
3.823% due 12/25/2036 ^~	302	303
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(l)	1,171	910
Wells Fargo Alternative Loan Trust 5.500% due 07/25/2022	9	9
Wells Fargo-RBS Commercial Mortgage Trust 0.970% due 02/15/2044 ~(a)	13,818	112
Total Non-Agency Mortgage-Backed Securities (Cost $44,725)		48,305
ASSET-BACKED SECURITIES 68.2%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.113% due 02/25/2035 •(l)	3,322	3,345
3.743% due 12/25/2034 •(l)	1,554	1,569
5.296% due 06/21/2029 •	97	95
Bayview Financial Acquisition Trust 2.324% due 12/28/2036 •	58	58
Bear Stearns Asset-Backed Securities Trust
2.398% due 04/25/2036 •	2,168	2,723
2.398% due 06/25/2036 •	2	2

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

4.349% due 07/25/2036 ~	307	309
5.500% due 12/25/2035	38	34
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	412
Centex Home Equity Loan Trust 2.768% due 01/25/2035 •(l)	1,643	1,627
Chrysler Capital Auto Receivables Trust 0.000% due 01/16/2023 «(g)	1	330
Citigroup Mortgage Loan Trust
2.178% due 12/25/2036 •	1,534	1,066
2.238% due 12/25/2036 •(l)	839	432
2.468% due 11/25/2045 •(l)	2,963	2,955
2.718% due 11/25/2046 •	1,900	1,533
Citigroup Mortgage Loan Trust, Inc. 2.278% due 03/25/2037 •(l)	3,419	3,163
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	349	192
9.163% due 03/01/2033 ~	814	754
Countrywide Asset-Backed Certificates
2.148% due 12/25/2036 ^•	1,106	1,043
2.158% due 06/25/2035 •(l)	2,288	2,090
2.158% due 06/25/2047 ^•(l)	2,472	2,212
2.168% due 04/25/2047 ^•(l)	811	784
2.218% due 06/25/2037 ^•(l)	734	671
2.258% due 05/25/2036 •(l)	8,403	6,485
3.668% due 06/25/2035 •(l)	4,000	3,945
Countrywide Asset-Backed Certificates Trust
2.288% due 09/25/2046 •(l)	4,642	3,509
3.893% due 10/25/2035 •	2,215	1,815
Crecera Americas LLC 5.563% due 08/31/2020 •	1,900	1,903
EMC Mortgage Loan Trust
3.068% due 05/25/2040 •	424	434
3.318% due 02/25/2041 •	307	305
Fremont Home Loan Trust 2.198% due 04/25/2036 •	745	723
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	71	61
GSAMP Trust
3.768% due 12/25/2034 •	2,201	1,499
3.818% due 06/25/2035 •(l)	2,200	2,177
Harley Marine Financing LLC 7.869% due 05/15/2043 «	1,000	425
Home Equity Mortgage Loan Asset-Backed Trust 2.258% due 04/25/2037 •(l)	4,461	3,364
HSI Asset Securitization Corp. Trust 2.128% due 04/25/2037 •(l)	3,625	2,399
Marlette Funding Trust 0.000% due 07/16/2029 «(g)	3	905
MASTR Asset-Backed Securities Trust 2.128% due 08/25/2036 •(l)	3,135	1,636
Morgan Stanley ABS Capital, Inc. Trust 2.798% due 12/25/2034 •	154	149
Morgan Stanley Home Equity Loan Trust 3.083% due 05/25/2035 •	1,913	1,370
National Collegiate Commutation Trust
0.000% due 03/25/2038	1,100	440
0.000% due 03/25/2038 •	2,400	966
People's Financial Realty Mortgage Securities Trust 2.148% due 09/25/2036 •	1,492	418
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(l)	3,871	2,262
Residential Asset Securities Corp. Trust 2.708% due 08/25/2035 •(l)	4,350	4,170
Securitized Asset-Backed Receivables LLC Trust
2.468% due 10/25/2035 •(l)	5,500	5,400
2.790% due 01/25/2035 •	935	931
SoFi Consumer Loan Program LLC 0.000% due 11/25/2026 «(g)	22	1,243
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(g)	10	90
0.000% due 01/25/2039 (g)	1,000	317
0.000% due 05/25/2040 (g)	1,000	391
0.000% due 09/25/2040 (g)	339	184
Structured Asset Investment Loan Trust
3.743% due 10/25/2034 •(l)	1,986	2,033
6.518% due 10/25/2033 •	68	71
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	281	278

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

UPS Capital Business Credit 7.945% due 04/15/2026 «•	1,856	0
Total Asset-Backed Securities (Cost $73,085)		79,697
	SHARES
COMMON STOCKS 1.5%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (f)	108,013	272
iHeartMedia, Inc.	83	2
iHeartMedia, Inc. 'A' (f)	6,080	91
		365
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (f)	71,398	833
ENERGY 0.0%
Forbes Energy Services Ltd. (f)(j)	35,625	21
INDUSTRIALS 0.1%
Westmoreland Mining Holdings LLC «(j)	9,231	115
UTILITIES 0.4%
TexGen Power LLC «	9,914	436
Total Common Stocks (Cost $3,931)		1,770
WARRANTS 0.7%
COMMUNICATION SERVICES 0.5%
iHeartMedia, Inc.	39,591	594
INDUSTRIALS 0.2%
Sequa Corp. - Exp. 04/28/2024 «	118,000	187
Total Warrants (Cost $876)		781
PREFERRED SECURITIES 2.5%
INDUSTRIALS 2.5%
Sequa Corp. (12.000% PIK) 12.000% «(d)	2,664	2,948
Total Preferred Securities (Cost $2,094)		2,948
REAL ESTATE INVESTMENT TRUSTS 2.0%
REAL ESTATE 2.0%
VICI Properties, Inc.	104,988	2,378
Total Real Estate Investment Trusts (Cost $1,538)		2,378
SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (k) 4.2%		4,914
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.6%
1.914% due 10/22/2019 (g)(h)(o)	$741	740
Total Short-Term Instruments (Cost $5,654)		5,654
Total Investments in Securities (Cost $179,562)		189,139
Total Investments 161.8% (Cost $179,562)		$189,139
Financial Derivative Instruments (m)(n) (0.3)%(Cost or Premiums, net $152)		(396)
Other Assets and Liabilities, net (61.5)%		(71,842)
Net Assets Applicable to Common Shareholders 100.0%		$116,901

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	07/29/2014	$1,769	$21	0.02%
Piper Jaffray Cos.4.740% due 10/15/2021	09/19/2019	200	201	0.17
Piper Jaffray Cos.5.200% due 10/15/2023	09/19/2019	900	903	0.77
Westmoreland Mining Holdings LLC	12/08/2014	269	115	0.10
		$3,138	$1,240	1.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$614	U.S. Treasury Notes 2.250% due 03/31/2021	$(630)	$614	$614
RDR	2.250	09/30/2019	10/01/2019	4,300	U.S. Treasury Notes 2.000% due 12/31/2021	(4,392)	4,300	4,300
Total Repurchase Agreements						$(5,022)	$4,914	$4,914

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BNY	2.899%	09/09/2019	10/15/2019	$(7,039)	$(7,052)
BOS	2.963	08/12/2019	10/11/2019	(79)	(79)
	3.233	07/24/2019	10/24/2019	(5,494)	(5,528)
BPS	2.690	09/09/2019	11/22/2019	(197)	(197)
BRC	3.137	09/03/2019	12/02/2019	(158)	(158)
	3.239	08/05/2019	11/05/2019	(2,316)	(2,328)
CEW	2.600	09/23/2019	10/22/2019	(277)	(277)
CIW	2.450	09/23/2019	10/15/2019	(39)	(39)
DBL	2.877	09/05/2019	03/05/2020	(314)	(315)
JPS	2.870	09/05/2019	12/06/2019	(2,866)	(2,872)
NOM	2.640	09/03/2019	10/04/2019	(195)	(196)
RBC	3.259	07/22/2019	10/22/2019	(1,275)	(1,283)
	3.390	08/06/2019	11/06/2019	(1,269)	(1,276)
RDR	2.300	09/04/2019	10/04/2019	(689)	(690)
RTA	2.453	09/13/2019	10/15/2019	(2,672)	(2,675)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

	3.124	09/12/2019	11/12/2019	(4,365)	(4,372)
	3.135	08/08/2019	11/06/2019	(2,959)	(2,973)
	3.189	08/07/2019	11/07/2019	(10,057)	(10,106)
	3.206	07/31/2019	10/31/2019	(1,680)	(1,689)
SOG	2.710	08/16/2019	11/15/2019	(1,411)	(1,416)
	3.125	08/14/2019	11/14/2019	(312)	(313)
	3.253	07/17/2019	10/17/2019	(2,376)	(2,392)
	3.290	07/10/2019	10/10/2019	(766)	(772)
UBS	2.500	09/23/2019	TBD(3)	(2,518)	(2,519)
	2.559	09/09/2019	11/08/2019	(4,432)	(4,439)
	2.570	09/13/2019	12/13/2019	(2,380)	(2,383)
	2.600	08/21/2019	11/21/2019	(846)	(849)
	2.600	09/09/2019	11/22/2019	(355)	(356)
	2.610	08/22/2019	11/14/2019	(839)	(842)
	2.631	08/09/2019	11/07/2019	(69)	(69)
	2.740	08/05/2019	11/05/2019	(1,622)	(1,629)
	3.035	10/03/2019	01/06/2020	(3,063)	(3,063)
	3.090	09/04/2019	12/04/2019	(1,652)	(1,656)
	3.130	08/13/2019	11/13/2019	(3,326)	(3,340)
	3.137	08/07/2019	11/07/2019	(1,517)	(1,524)
	3.260	07/03/2019	10/03/2019	(3,139)	(3,165)
Total Reverse Repurchase Agreements					$(74,832)

(l)	Securities with an aggregate market value of $91,208 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(70,205) at a weighted average interest rate of 3.203%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	175.493%	$590	$(33)	$(260)	$(293)	$0	$(8)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.850	300	9	19	28	0	0
						$(24)	$(241)	$(265)	$0	$(8)

INTEREST RATE SWAPS

									Variation Margin

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$15,300	$(131)	$1,008	$877	$0	$(3)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	(162)	444	0	(7)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(14)	63	0	(1)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	444	1,074	0	(2)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	9,000	30	(2,069)	(2,039)	0	(5)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	300	25	(82)	(57)	0	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(6)	(7)	0	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	100	(1)	3	2	0	0
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	(2)	(6)	0	(1)
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(2)	11	9	0	(1)
						$1,229	$(869)	$360	$0	$(20)
Total Swap Agreements						$1,205	$(1,110)	$95	$0	$(28)

Cash of $1,403 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$4,293	$(854)	$619	$0	$(235)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,027	(199)	66	0	(133)
Total Swap Agreements						$(1,053)	$685	$0	$(368)

(o)	Securities with an aggregate market value of $740 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,262	$334	$12,596
Corporate Bonds & Notes
Banking & Finance	0	6,621	1,104	7,725
Industrials	0	15,800	0	15,800
Utilities	0	5,431	0	5,431
Convertible Bonds & Notes
Industrials	0	47	0	47
Municipal Bonds & Notes
West Virginia	0	813	0	813
U.S. Government Agencies	0	5,194	0	5,194
Non-Agency Mortgage-Backed Securities	0	47,945	360	48,305
Asset-Backed Securities	0	76,704	2,993	79,697
Common Stocks
Communication Services	363	2	0	365
Consumer Discretionary	833	0	0	833
Energy	21	0	0	21
Industrials	0	0	115	115
Utilities	0	0	436	436
Warrants
Communication Services	0	594	0	594
Industrials	0	0	187	187
Preferred Securities
Industrials	0	0	2,948	2,948
Real Estate Investment Trusts
Real Estate	2,378	0	0	2,378
Short-Term Instruments
Repurchase Agreements	0	4,914	0	4,914
U.S. Treasury Bills	0	740	0	740
Total Investments	$3,595	$177,067	$8,477	$189,139
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(28)	0	(28)
Over the counter	0	(368)	0	(368)
	$0	$(396)	$0	$(396)
Total Financial Derivative Instruments	$0	$(396)	$0	$(396)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Totals	$3,595	$176,671	$8,477	$188,743

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$2,020	$27	$(46)	$(4)	$1	$(188)	$0	$(1,476)	$334	$1
Corporate Bonds & Notes
Banking & Finance	0	1,100	0	0	0	4	0	0	1,104	4
Non-Agency Mortgage-Backed Securities	377	0	(11)	1	0	(7)	0	0	360	(7)
Asset-Backed Securities	3,391	0	0	2	0	(400)	0	0	2,993	(400)
Common Stocks
Industrials	134	0	0	0	0	(19)	0	0	115	(19)
Utilities	389	0	0	0	0	47	0	0	436	47
Warrants
Industrials	139	0	0	0	0	48	0	0	187	48
Preferred Securities
Industrials	2,763	77	0	0	0	108	0	0	2,948	108
Totals	$9,213	$1,204	$(57)	$(1)	$1	$(407)	$0	$(1,476)	$8,477	$(218)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$334	Third Party Vendor	Broker Quote	98.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	1,104	Proxy Pricing	Base Price	100.000
Non-Agency Mortgage-Backed Securities	360	Proxy Pricing	Base Price	2.500 - 99.500
Asset-Backed Securities	425	Other Valuation Techniques(2)	-	-
	2,568	Proxy Pricing	Base Price	0.000 - 48,000.250
Common Stocks
Industrials	115	Other Valuation Techniques(2)	-	-
Utilities	436	Indicative Market Quotation	Broker Quote	$44.000
Warrants
Industrials	187	Other Valuation Techniques(2)	-	-
Preferred Securities
Industrials	2,948	Fundamental valuation	Company Equity Value	$836,589,817.948
Total	$8,477

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DBL	Deutsche Bank AG London	RBC	Royal Bank of Canada
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPS	JP Morgan Securities, Inc.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
CIW	CIBC World Markets Corp.

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	PIK	Payment-in-Kind	TBD	To-Be-Determined
ALT	Alternate Loan Trust	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate